June 26, 2017	Kathleen M. Nichols
T +1 617 854 2418
F +1 617 235 0862
kathleen.nichols@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Prime Rate Trust (File Nos. 333-203653 and 811-05410)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 5 (the “Amendment”) to the registration statement of Voya Prime Rate Trust (the “Trust”).  The registration statement relates to shares that may be issued pursuant to the Trust’s Shareholder Investment Program and pursuant to privately negotiated transactions.  The Amendment is being filed in reliance on Section 8(c) of the Securities Act of 1933, as amended, and the Amendment must be declared effective by the Commission.

Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at (480) 477-2660.

Very truly yours,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:                                Kristen Freeman, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.